segment information - Income before income taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income before income taxes
Operating revenues external	$ 14,368	$ 13,408
Goods and services purchased	6,368	5,904
Employee benefits expense	2,896	2,594
EBITDA	5,104	4,910
Depreciation	1,669	1,617
Amortization	598	552
Operating income	2,837	2,741
Financing costs	661	573
INCOME BEFORE INCOME TAXES	$ 2,176	$ 2,168